N-2 - $ / shares	Oct. 18, 2024	Oct. 15, 2024
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 34.17
NAV Per Share		$ 33.89
Latest Premium (Discount) to NAV [Percent]		0.826%